SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Disclosure of detailed information about estimated property, plant and equipment explanatory [table text block]

Leasehold improvements	Shorter of asset life and term of lease	Straight-line
Furniture and fixtures	5 years	Straight-line
Medical and laboratory equipment	5 years	Straight-line
Computer equipment	3 years	Straight-line
Construction in progress	No term	Not amortized

Disclosure of finite lived intangible assets, amortization period
Website	4 years	Straight-line
Portal	4 years	Straight-line
Mobile Application	4 years	Straight-line
Software in progress	No term	Not Amortized